Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ (18)	$ (154)	$ 2
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(315)	(278)
Current service cost	(24)	(31)
Net interest expense	(3)	(5)
Administrative expenses	(1)	(1)
Past service costs and settlements	18	(11)
Remeasurements	4	5
Currency translation effects	17	(20)
Employer contributions	23	25
Change in limitation on recognition of fund surplus	(3)	(11)
Net defined benefit liability at end of period	(270)	(315)	(278)
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(332)	(423)
Current service cost	(10)	(14)
Net interest expense	(7)	(15)
Administrative expenses	0	0
Past service costs and settlements	0	165
Remeasurements	36	(61)
Currency translation effects	0	0
Employer contributions	13	16
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability at end of period	(300)	(332)	$ (423)
Prepaid benefit cost | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	24
Net defined benefit liability at end of period	25	24
Prepaid benefit cost | Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	0
Net defined benefit liability at end of period	0	0
Accrued benefit liability | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(339)
Net defined benefit liability at end of period	(295)	(339)
Accrued benefit liability | Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(332)
Net defined benefit liability at end of period	$ (300)	$ (332)